Note 15 - Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of Financial Assets and Financial Liabilities [Abstract]
Financial Assets and Financial Liabilities

Note 15. Financial Assets and Financial Liabilities

The following table shows the carrying amounts of financial assets (in thousands):

	As of December 31,
	2023	2024
Financial assets at amortized cost:
Trade receivables (Note 12)	$69,382	$92,823
Receivables from sale of investments (Note 12)	32,797	—
Other receivables (1)	9,911	6,320
Cash and cash equivalents (excluding stablecoins)	93,863	125,997
Total financial assets at amortized cost	205,953	225,139
Financial assets at fair value through profit or loss:
Unlisted shares (Note 11)	254,197	258,300
Stablecoins (cash equivalents) (2)	—	801
Total financial assets at fair value through profit or loss	254,197	259,101
Total financial assets	$460,150	$484,240

_______________

(1)
Other receivables include “Other current receivables,” as presented separately in the Statement of Financial Position and disaggregated in Note 12, and receivables presented in the Statement of Financial Position as part of the line item “Other non-current investments and financial assets.”
(2)
Stablecoins include holdings of USDC and USDT, which are presented as cash equivalents in the Statement of Financial Position.

The following table shows the carrying amounts of financial liabilities, all of which are measured at amortized cost (in thousands):

	As of December 31,
	2023	2024
Lease liabilities (Note 13)	$10,545	$9,586
Trade and other payables (Note 14)	52,247	75,285
Other financial liabilities (1)	13,379	13,293
Total financial liabilities	$76,171	$98,164

_______________

(1)
Other financial liabilities are presented in the Statement of Financial Position as “Other current liabilities” (see Note 14) and “Other non-current liabilities.”

Fair Values of Financial Assets and Financial Liabilities

The carrying amounts of trade and other receivables, cash and cash equivalents, trade payables and other current liabilities are reasonable approximations of fair values. The stablecoins accounted for as financial assets are designed to maintain a one-to-one peg against the U.S. dollar by each unit being redeemable for one U.S. dollar from the issuers, which support the peg with portfolios of treasury securities, cash and other assets. See Note 11 for details on the fair value measurement of shares in OPay.

Financial Risk Management - Overview

The financial assets and financial liabilities held by Opera create exposure to market, credit, and liquidity risks. The management team seeks to minimize potential adverse effects of these risks through sound business practices and risk management. The Board of Directors, together with senior management, is involved in the risk assessment process. Opera has not utilized derivatives for hedging purposes.

Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Opera is exposed to three types of market risk: interest rate risk, foreign currency risk and price risk.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The exposure to interest rate risk at the end of 2024 was immaterial as financial liabilities and financial assets other than demand deposits are non-interest-bearing.

Foreign Currency Risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Opera is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables, and payables are denominated, and the respective functional currencies of the individual entities in the Opera group. Most of Opera’s revenue is denominated in U.S. dollars and euros, while operating expenses are incurred in a wider specter of currencies, including Norwegian kroner, Chinese renminbi, Polish zlotys, Swedish kronor, British pounds and euros. The functional currency of revenue-generating entities in the Opera group is primarily the U.S. dollar. Management is closely monitoring Opera’s exposure to foreign currency risk and seeks to minimize its exposure to such risk.

The sensitivity analysis below shows the impact on income before income taxes from a 5% strengthening in the closing exchange rate of foreign currencies relative to the U.S. dollar. The currencies listed are those to which Opera had the most significant exposure as of year-end. The sensitivity associated with a 5% weakening of a particular currency would be opposite of equal magnitude. The sensitivity analysis assumes that each currency moves in isolation (in thousands):

	As of December 31,
Currency	2023	2024
Chinese renminbi	$795	$823
Euro	$(220)	$(589)
Kenyan shilling	$(229)	$(113)
Nigerian Naira	$25	$(182)
Norwegian krone	$157	$189
Polish zloty	$336	$256
Singapore dollar	$(254)	$95
Swedish krona	$227	$170

In addition to transactional foreign currency risk, Opera is exposed to foreign currency translation risk arising from financial and non-financial items held by subsidiaries with other functional currencies than the U.S. dollar, which is the presentation currency for the consolidated financial statements. Opera seeks to minimize this risk by limiting funding of subsidiaries to near-term cash needs.

Price Risk

Opera is exposed to price risk from its investment in OPay, an unlisted entity, which is accounted for at fair value through profit or loss (see Note 11). The nature of the investment and OPay’s business entail uncertainties about the future value of the shares. This price risk is monitored by Opera’s senior management on a regular basis by reviewing OPay’s financial performance and position, and its forecasts for future performance.

Opera is also exposed to price risk from holdings of USDC and USDT, both accounted for as financial assets measured at fair value through profit or loss and presented as cash equivalents. However, the price risk of these stablecoins is insignificant because they are backed by reserves, including treasury securities and cash, and they are convertible to known amounts of cash by each unit being redeemable for one U.S. dollar from the issuers. As such, they are designed to maintain a one-to-one peg against the U.S. dollar. The aggregate carrying amount of USDC and USDT as of December 31, 2024 was $0.8 million. In addition to USDC and USDT, Opera holds certain other crypto assets, primarily cUSD, a stablecoin, and CELO, which are classified as intangible assets (see Note 10).

Credit Risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss for Opera. Opera’s exposure to credit risk primarily arises from trade and other receivables, deposits of cash with banks and financial institutions, and from the investment in preferred shares in OPay.

Credit risk is managed on a group basis. Deposits of cash are only made with banks and financial institutions that are considered solvent, resulting in management considering its exposure to credit risk for cash being low. For trade receivables due from customers, the exposure to credit risk is limited by Opera having established maximum payment periods in the range of 30 to 90 days after invoices being issued. Management is continuously monitoring the exposure to credit risk from outstanding trade receivables and is managing this risk as part of the management of business risk. Additional details on trade receivables and the provision for expected credit losses are provided in Note 12.

The investment in preferred shares in OPay (see Note 11) gives rise to credit risk due to the redemption rights granted to Opera and other holders of preferred shares. The redemption rights entail that if certain defined events occur, such as the failure to complete an initial public offering within a certain period or material breaches of contractual obligations, Opera (and other investors) can demand repayment of the invested amount plus a return on that investment at a simple annual interest rate of 8%. Holders of preferred shares in OPay will incur credit losses if OPay is unable to honor its potential future redemption obligation. Opera’s management believes this specific contingent credit risk is low based on the financial position of OPay, but the shares are monitored for credit deterioration.

Liquidity Risk

Liquidity risk is the risk that Opera will encounter difficulty in meeting its obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The senior management of Opera is monitoring the exposure to liquidity risk and has adopted a centralized cash pooling process, which enables Opera to manage liquidity surpluses and deficits according to the actual needs at the group and subsidiary levels. The liquidity management takes into account the maturities of financial assets and financial liabilities and estimates of cash flows from operations. The goal is to have a strong liquidity position in terms of available cash and cash equivalents.

Opera’s liquidity risk is low because of the relatively strong liquidity position and Opera’s low debt-to-equity ratio. The table below summarizes the maturity profile of Opera’s financial liabilities based on contractual undiscounted payments due (in thousands):

As of December 31, 2023:	In the first year	In the second and third years	After the third year	Total
Non-current:
Lease liabilities	$—	$4,734	$2,374	$7,109
Other non-current liabilities	—	—	94	94
Current:
Trade and other payables	52,247	—	—	52,247
Lease liabilities	4,024	—	—	4,024
Other current liabilities	13,285	—	—	13,285
Total financial liabilities, including interest	$69,556	$4,734	$2,468	$76,758

As of December 31, 2024:	In the first year	In the second and third years	After the third year	Total
Non-current:
Lease liabilities	$—	$4,657	$1,349	$6,006
Other non-current liabilities	—	—	71	71
Current:
Trade and other payables	75,285	—	—	75,285
Lease liabilities	4,363	—	—	4,363
Other current liabilities	13,222	—	—	13,222
Total financial liabilities, including interest	$92,869	$4,657	$1,420	$98,946

Changes in Liabilities Arising from Financing Activities

The table below shows the changes in liabilities arising from financing activities (in thousands):

	Non-current lease liabilities	Current lease liabilities	Current interest-bearing loans	Other current loans	Total
As of January 1, 2023	$4,723	$2,840	$146	$126	$7,836
Net cash flow	(1,647)	(2,260)	(146)	(15)	(4,068)
New, modified and terminated leases	3,310	2,915	—	—	6,225
Interest expense	243	113	—	—	356
Foreign exchange (gain) loss	146	50	—	—	196
As of December 31, 2023	6,776	3,659	—	111	10,545
Net cash flow	(3,073)	(1,627)	—	—	(4,699)
New, modified and terminated leases	2,007	1,927	—	—	3,934
Interest expense	303	216	—	—	518
Foreign exchange (gain) loss	(382)	(219)	—	—	(601)
Other changes	—	—	—	(111)	(111)
As of December 31, 2024	$5,631	$3,955	$—	$—	$9,586